13002003

NASDAQ
THE NASDAQ OMX GROUP

001-35844

William Slattery
Vice President
Listing Qualifications

Received SEC

MAY 16 2013

Washington, DC 20549

CERTNAS

By Electronic Mail

May 16, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on April 18, 2013The Nasdaq Stock Market (the "Exchange") received from Kabushiki Kaisha UBIC (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

American Depositary Shares
Common Stock(1)

(1) Application to be made for listing, not for trading, but only in connection with the registration of American Despositary Shares pursuant to requirements of the Securities and Exchange Commission.

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery